Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
OPERATING ACTIVITIES:
Net (loss) income	$ (69,605)	$ 143,874	$ (187,097)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Income from discontinued operations, net of tax	(156,780)	(49,072)	(44,221)
Depreciation and amortization, including amortization of debt issuance costs	225,738	194,829	213,219
Loss (gain) on early extinguishment or revaluation of liabilities, net	43,917	(18,010)	(111,205)
Gain on termination of a storage sublease agreement	0	(16,205)	0
Non-cash equity-based compensation expense	35,241	53,102	51,565
(Gain) loss on disposal or impairment of assets, net	(17,104)	(208,890)	320,903
Provision for doubtful accounts	590	(1,000)	4,781
Net adjustments to fair value of commodity derivatives	116,604	55,978	(102,442)
Equity in earnings of unconsolidated entities	(7,539)	(3,830)	(16,649)
Distributions of earnings from unconsolidated entities	4,632	3,564	17,404
Revaluation of investments	0	14,365	0
Other	(41)	(7,809)	(5,322)
Changes in operating assets and liabilities, exclusive of acquisitions:
Accounts receivable-trade and affiliates	(272,990)	(254,124)	482,222
Inventories	(7,649)	(190,594)	72,708
Other current and noncurrent assets	(22,472)	(54,184)	9,976
Accounts payable-trade and affiliates	195,339	236,633	(438,452)
Other current and noncurrent liabilities	(14,252)	3,573	(27,285)
Net cash provided by (used in) operating activities-continuing operations	53,629	(97,800)	240,105
Net cash provided by operating activities-discontinued operations	84,338	72,762	114,159
Net cash provided by (used in) operating activities	137,967	(25,038)	354,264
INVESTING ACTIVITIES:
Capital expenditures	(133,761)	(344,936)	(638,942)
Acquisitions, net of cash acquired	(19,897)	(41,928)	(208,864)
Settlements of commodity derivatives	(100,405)	(37,086)	104,924
Proceeds from sales of assets	33,844	28,232	7,284
Proceeds from divestitures of businesses and investments	329,780	134,370	343,135
Transaction with an unconsolidated entity (Note 13)	(6,424)	0	0
Investments in unconsolidated entities	(21,465)	(2,105)	(11,431)
Distributions of capital from unconsolidated entities	11,969	9,692	15,792
Loan for natural gas liquids facility	0	0	(3,913)
Repayments on loan for natural gas liquids facility	10,052	8,916	7,618
Loan to affiliate	(2,510)	(3,200)	(15,621)
Repayments on loan to affiliate	4,160	655	1,513
Payment to terminate development agreement	0	(16,875)	0
Net cash provided by (used in) investing activities-continuing operations	105,343	(264,265)	(398,505)
Net cash provided by (used in) investing activities-discontinued operations	165,239	(98,861)	(46,822)
Net cash used in investing activities	270,582	(363,126)	(445,327)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	2,434,500	1,700,000	2,602,500
Payments on revolving credit facilities	(2,279,500)	(2,733,500)	(2,133,000)
Issuance of senior unsecured notes	0	1,200,000	0
Repayment and repurchase of senior secured and senior unsecured notes	(486,699)	(21,193)	(43,421)
Proceeds from borrowings under other long-term debt	0	0	53,223
Payments on other long-term debt	(877)	(46,153)	(2,089)
Debt issuance costs	(2,700)	(33,558)	(10,237)
Contributions from general partner	0	49	54
Contributions from noncontrolling interest owners, net	23	672	11,547
Distributions to general and common unit partners and preferred unitholders	(225,067)	(181,581)	(322,007)
Distributions to noncontrolling interest owners	(3,082)	(3,292)	(35,720)
Proceeds from sale of preferred units, net of offering costs	202,731	234,975	0
Repurchase of warrants	(10,549)	0	0
Common unit repurchases and cancellations	(15,817)	0	(17,680)
Proceeds from sale of common units, net of offering costs	0	287,136	0
Payments for settlement and early extinguishment of liabilities	(3,408)	(28,468)	0
Taxes paid on behalf of equity incentive plan participants	0	0	(19,395)
Other	0	0	(72)
Net cash (used in) provided by financing activities-continuing operations	(390,445)	375,087	83,703
Net cash used in financing activities-discontinued operations	(3,836)	(3,633)	(2,998)
Net cash (used in) provided by financing activities	(394,281)	371,454	80,705
Net increase (decrease) in cash and cash equivalents	14,268	(16,710)	(10,358)
Cash and cash equivalents, beginning of period	7,826	24,536	34,894
Cash and cash equivalents, end of period	22,094	7,826	24,536
Supplemental cash flow information:
Cash interest paid	192,938	117,912	117,185
Income taxes paid (net of income tax refunds)	1,843	2,022	2,300
Supplemental non-cash investing and financing activities:
Distributions declared but not paid to Class B preferred unitholders	4,725	0	0
Accrued capital expenditures	12,123	1,758	1,907
Value of common units issued in business combinations		3,940	28,356
Limited Partner
FINANCING ACTIVITIES:
Repurchase of warrants	(10,549)
Supplemental non-cash investing and financing activities:
Value of common units issued in business combinations	$ 0	$ 3,940	$ 19,108